PROSPECTUS SUPPLEMENT                           46484 9/98
dated September 14, 1998 to:
_________________________________________________________________

PUTNAM NEW YORK TAX EXEMPT INCOME FUND
PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND
PUTNAM NEW YORK TAX EXEMPT MONEY MARKET FUND
Prospectus dated January 30, 1998

In the section entitled "How the funds are managed," the third paragraph is replaced in its entirety with the following:

The following officer of Putnam Investment Management, Inc.
("Putnam Management") has had primary responsibility for the day-to-day management of the indicated funds' portfolios since the year stated below:


OFFICER                    YEAR    BUSINESS EXPERIENCE
                                   (AT LEAST 5 YEARS)
PUTNAM NEW YORK TAX
EXEMPT INCOME FUND AND
PUTNAM NEW YORK TAX
EXEMPT OPPORTUNITIES
FUND

David E. Hamlin            1998    Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since August, 1998.
                                   Prior to August, 1998, Mr.
                                   Hamlin was a Principal at
                                   The Vanguard Group.